Note 11 - Income Taxes - Summary of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current	$ 3,711	$ 1,086	$ (211)
Deferred	(789)	529	1,740
Total provision for income taxes	$ 2,922	$ 1,615	$ 1,529